Income Tax Expenses - Schedule of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 708,089	¥ 664,985
Inventory valuation allowance	10,860	16,752
Accrued expenses and others	29,044	26,389
Total deferred tax assets	747,993	708,126
Less: valuation allowance	(746,612)	(706,751)
Deferred tax assets, net	¥ 1,381	¥ 1,375